                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4018

                      (Investment Company Act File Number)

                           Federated High Yield Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/05

               Date of Reporting Period: Six months ended 8/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$6.04		$5.43	$5.81	$7.02		$8.03	$8.92
Income From Investment Operations:
Net investment income	0.22		0.48	0.52	0.66	[1,2]	0.79	0.84
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05		0.61	(0.38)	(1.20	) [1]	(0.98)	(0.89)
TOTAL FROM INVESTMENT OPERATIONS	0.27		1.09	0.14	(0.54)		(0.19)	(0.05)
Less Distributions:
Distributions from net investment income	(0.24)		(0.48)	(0.52)	(0.67)		(0.82)	(0.84)
Net Asset Value, End of Period	$6.07		$6.04	$5.43	$5.81		$7.02	$8.03
Total Return [3]	4.60%		20.68%	2.73%	(7.84)%		(2.27)%	(0.69)%

Ratios to Average Net Assets:
Expenses	0.96	% [4]	0.96%	0.95%	0.91%		0.88%	0.88%
Net investment income	7.45	% [4]	7.71%	9.08%	10.59	% [1]	10.65%	9.67%
Expense waiver/reimbursement [5]	0.26	% [4]	0.20%	0.22%	0.26%		0.26%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$403,224		$497,313	$519,838	$531,559		$680,130	$773,612
Portfolio turnover	25%		68%	64%	59%		38%	52%

1 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 10.55% to 10.59%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,046.00	$4.95
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.37	$4.89

1 Expenses are equal to Federated High Yield Trust's annualized expense ratio of 0.96% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At August 31, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
BBB	0.9%	Baa	0.0%
BB	24.2%	Ba	21.9%
B	57.3%	B	54.8%
CCC	15.1%	Caa	19.4%
CC	0.1%	Ca	1.1%
Not rated by S&P 3	1.0%	Not rated by Moody's 3	1.4%
Cash and Other Securities [4]	1.4%	Cash and Other Securities [4]	1.4%
TOTAL	100.0%	TOTAL	100.0%

At August 31, 2004, the fund's index classification 5 was as follows:

		Percentage of Total Investments [2]
Media-Non-Cable	9.9%
Food & Beverage	7.1%
Chemicals	5.7%
Gaming	5.6%
Industrial-Other	5.4%
Utility-Natural Gas	4.7%
Retailers	4.6%
Utility-Electric	4.1%
Consumer Products	3.9%
Wireline Communications	3.9%
Paper	3.9%
Healthcare	3.8%
Technology	3.7%
Packaging	3.6%
Building Materials	3.2%
Media-Cable	3.2%
Other [6]	23.7%
TOTAL		100.0%

1 These tables depict the credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-"have been included in the "A" rated category. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the fund's Statement of Additional Information. Each table depicts the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

2 Percentages are based on total investments, which may differ from total net assets.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. This category also includes a money market fund investment.

4 Includes common stock, warrants, cash and other portfolio securities not rated by S&P or Moody's.

5 Index classifications are based upon, and individual portfolio securities are assigned to, the classification and sub-classification categories of the Lehman Brothers High Yield Bond Index (LBHYBI). Individual portfolio securities that are not included in the LBHYBI are assigned to an index classification category at the discretion of the fund's adviser.

6 For purposes of this table, index classifications which constitute less than 2.5% of the fund's total investments have been aggregated under the designation "Other."

Portfolio of Investments

August 31, 2004 (unaudited)

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--96.9%
		Aerospace/Defense--1.5%
$975,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$1,065,188
550,000	[1,2]	Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	583,000
775,000	[3]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	43,400
1,500,000	[1,2]	Heckler & Koch GMBH, Sr. Secd. Note, 9.25%, 7/15/2011	1,939,717
800,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	896,000
1,000,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	987,500
600,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	637,500
		TOTAL	6,152,305
		Automotive--2.3%
850,000		Accuride Corp., Sr. Sub. Note, Series B, 9.25%, 2/1/2008	877,625
1,625,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	1,551,875
775,000	[1,2]	Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	806,000
1,325,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	1,550,250
1,824,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	2,216,160
1,100,000	[1,2]	Transportation Technologies Industries, Inc., Sr. Sub. Note, 12.50%, 3/31/2010	1,133,000
1,200,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,278,000
		TOTAL	9,412,910
		Building Materials--3.2%
1,875,000	[1,2,4]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	1,335,938
700,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	798,000
975,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	1,004,250
1,375,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	1,423,125
1,100,000		Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	1,171,500
750,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	870,000
225,000	[1,2]	MAAX Corp., Sr. Sub. Note, 9.75%, 6/15/2012	238,500
1,350,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	1,363,500
875,000	[1,2]	Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011	945,000
2,200,000	[1,2,4]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,567,500
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Building Materials--continued
$550,000	[1,2]	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	$576,125
1,050,000	[1,2]	Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	1,060,500
525,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	540,750
		TOTAL	12,894,688
		Chemicals--5.7%
1,625,000	[1,2]	BCP Caylux Holding LUX SCA, Sr. Sub. Note, 9.625%, 6/15/2014	1,752,969
1,125,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	1,164,375
850,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	947,750
1,100,000	[4]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	863,500
1,600,000	[4]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	1,320,000
1,250,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,396,875
900,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	1,051,875
825,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	944,625
2,350,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	2,432,250
1,225,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,310,750
1,100,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	1,215,500
275,000		Lyondell Chemical Co., Sr. Secd. Note, 10.50%, 6/1/2013	310,750
2,200,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	2,362,250
1,500,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	1,584,375
225,000	[1,2,4]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	160,875
1,025,000	[1,2]	Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,110,844
400,000		Rhodia SA, Sr. Note, 7.625%, 6/1/2010	370,000
900,000		Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	765,000
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	403,750
175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	172,375
1,250,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	1,262,500
		TOTAL	22,903,188
		Construction Machinery--2.1%
1,500,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	1,635,000
1,925,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	2,136,750
5,525,000	[1,3]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Construction Machinery--continued
$300,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	$328,500
1,825,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	1,788,500
1,325,000	[1,2]	NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	1,424,375
1,000,000		United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	955,000
		TOTAL	8,268,125
		Consumer Products--3.8%
1,325,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	1,457,500
450,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	461,250
825,000	[1,2]	Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	833,250
750,000		Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	746,250
850,000	[3]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
1,450,000	[3]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
1,325,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	1,450,875
2,375,000	[4]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,603,125
1,050,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	1,190,437
200,000	[1,2]	K2, Inc., Sr. Note, 7.375%, 7/1/2014	208,000
725,000	[1,2]	Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	761,250
1,675,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,710,594
1,025,000	[1,2]	Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,063,437
400,000	[1,2]	Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	414,000
455,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	514,150
825,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	771,375
1,300,000		United Industries Corp., Sr. Sub. Note, Series D, 9.875%, 4/1/2009	1,368,250
800,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	860,000
		TOTAL	15,413,743
		Diversified Manufacturing--0.3%
1,000,000	[1,2]	Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	1,055,000
		Energy--2.2%
1,325,000		CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	1,553,562
1,775,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	1,970,250
600,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	623,250
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Energy--continued
$450,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011	$477,000
764,000		Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	865,230
1,225,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	1,298,500
400,000	[1,2]	Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	414,000
1,500,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	1,657,500
		TOTAL	8,859,292
		Entertainment--2.2%
150,000	[1,2]	AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	140,625
1,700,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	1,776,500
375,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	417,187
2,625,000	[4]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,821,094
1,300,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	1,405,625
925,000	[1,2]	Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	943,500
2,075,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	2,417,375
		TOTAL	8,921,906
		Environmental--1.3%
4,450,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.125%, 2/15/2014	4,171,875
1,000,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	1,045,000
		TOTAL	5,216,875
		Financial Institutions--0.7%
1,375,000		Dollar Financial Group, Inc., Company Guarantee, 9.75%, 11/15/2011	1,464,375
950,000	[1,2]	Refco Finance Holdings LLC, Sr. Sub. Note, 9.00%, 8/1/2012	988,000
425,000	[1,2]	Standard Aero Holdings, Inc., Sr. Sub. Note, 8.25%, 9/1/2014	438,812
		TOTAL	2,891,187
		Food & Beverage--7.1%
544,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	573,240
2,325,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	2,540,062
1,300,000		B&G Foods, Inc., Company Guarantee, Series D, 9.625%, 8/1/2007	1,324,375
1,000,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	1,092,500
2,925,000		Del Monte Corp., Company Guarantee, Series B, 9.25%, 5/15/2011	3,261,375
1,300,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	1,313,000
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Food & Beverage--continued
$1,700,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	$1,819,000
1,300,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	981,500
1,200,000	[1,2]	Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	1,326,000
525,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	493,500
1,025,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,078,812
750,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	776,250
1,350,000	[1,2]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,387,125
1,300,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	1,459,250
1,125,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	1,231,875
1,500,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	1,597,500
2,525,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,701,750
625,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	692,187
600,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	655,500
2,275,000	[1,2,4]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	1,740,375
500,000	[1,2]	United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011	542,500
		TOTAL	28,587,676
		Gaming--5.5%
1,350,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,491,750
1,000,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	1,110,000
3,700,000	[1,2]	MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014	3,505,750
800,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	872,000
1,475,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,615,125
1,000,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	1,027,500
3,400,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	3,829,250
850,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	869,125
900,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	1,003,500
1,250,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	1,421,875
1,225,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	1,347,500
775,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	780,812
1,250,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	1,378,125
1,250,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	1,429,687
468,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	577,980
		TOTAL	22,259,979
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Healthcare--3.7%
$2,125,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	$2,188,750
1,100,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	1,188,000
375,000	[1,2]	Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012	404,531
400,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	434,000
275,000	[1,2]	Fisher Scientific International, Inc., Sr. Sub. Note, 6.75%, 8/15/2014	285,312
1,650,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	1,839,750
1,125,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	1,321,144
850,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	794,750
1,284,005		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	1,393,145
950,000	[1,2]	Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	1,007,000
1,125,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	1,217,812
750,000	[1,2]	Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	785,625
425,000	[1,2]	VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	440,937
1,525,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	1,776,625
		TOTAL	15,077,381
		Industrial - Other--5.3%
825,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	849,750
1,200,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	1,302,000
1,900,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	2,175,500
1,925,000		Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	2,083,812
625,000		Foamex LP, Company Guarantee, 10.75%, 4/1/2009	592,187
1,050,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	803,250
1,800,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	1,993,500
1,250,000	[1,2]	Milacron Escrow Corp., Sr. Secd. Note, 11.50%, 5/15/2011	1,337,500
1,025,000	[1,2]	Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	1,109,562
2,117,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	2,286,360
739,184	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	757,664
900,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	990,000
1,750,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	1,986,250
1,400,000	[1,2]	Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	1,379,000
850,000	[1,2]	Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	841,500
425,000		Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%, 2/1/2014	418,625
550,000	[1,2]	Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	555,500
		TOTAL	21,461,960
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Lodging--1.8%
$1,100,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	$1,116,500
1,269,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	1,313,415
350,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	409,500
925,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	1,015,187
1,125,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	1,255,781
1,950,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	2,096,250
		TOTAL	7,206,633
		Media - Cable--3.1%
2,450,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,615,375
650,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	700,375
1,000,000	[1,2]	Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012	1,030,000
3,250,000	[4]	Charter Communications Holdings Capital Corp., Discount Bond, 0/11.75%, 5/15/2011	2,080,000
2,050,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	2,121,750
2,275,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	2,343,250
1,300,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	1,475,500
		TOTAL	12,366,250
		Media - Non-Cable--9.2%
1,925,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	2,054,937
1,375,000	[4]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	1,175,625
925,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	971,250
1,025,000		American Media Operations, Inc., Company Guarantee, Series B, 10.25%, 5/1/2009	1,080,094
525,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	535,500
600,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	631,500
425,000	[1,2]	Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014	453,687
2,100,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	2,399,250
1,836,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	2,272,050
2,784,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	3,215,520
1,225,000	[1,2,4]	Dex Media, Inc., Discount Note, 0/9.00%, 11/15/2013	903,437
2,750,000		Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011	2,770,625
875,000	[4]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	521,719
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$825,000		Liberty Group Ltd., Sr. Sub. Note, 9.375%, 2/1/2008	$834,281
1,150,000	[4]	NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	793,500
875,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	875,000
1,400,000	[1,2]	PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	1,466,500
1,925,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	2,225,781
2,150,000	[1,2]	R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	2,553,125
1,225,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,274,000
350,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	355,250
2,650,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	2,875,250
1,635,868	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	1,590,882
699,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	805,597
1,280,000	[4]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	1,228,800
650,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	763,750
459,485		Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009	449,147
		TOTAL	37,076,057
		Metals & Mining--1.7%
400,000		California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014	383,000
525,000		Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006	528,937
1,400,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	1,505,000
875,000	[1,2]	Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014	938,438
1,000,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,050,000
1,472,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	1,663,360
775,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, 10.25%, 5/15/2012	782,750
		TOTAL	6,851,485
		Packaging--3.6%
1,950,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	2,193,750
1,650,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	1,703,625
1,275,000		Graham Packaging Co., Sub. Note, 5.485%, 1/15/2008	1,281,375
1,000,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	1,105,000
800,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	740,000
925,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	1,010,563
1,475,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	1,526,625
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Packaging--continued
$1,475,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	$1,556,125
425,000		Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	457,938
1,000,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	925,000
376,055	[1,2]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	0
2,050,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010	1,988,500
		TOTAL	14,488,501
		Paper--3.9%
200,000		Boise Cascade Corp., Sr. Note, 6.50%, 11/1/2010	222,000
375,000		Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013	429,375
1,395,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	1,496,138
3,800,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	4,493,500
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,518,750
825,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	903,375
1,425,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	1,610,250
1,418,786		MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013	1,638,698
650,000		Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014	685,750
1,150,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	1,293,750
1,350,000		Tembec Industries, Inc., 8.50%, 2/1/2011	1,427,625
		TOTAL	15,719,211
		Restaurants--0.5%
275,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	290,125
1,200,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	1,239,000
456,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	490,200
		TOTAL	2,019,325
		Retailers--4.1%
1,200,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,272,000
1,225,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	1,200,500
125,000	[1,2]	Finlay Fine Jewelry Corp., Sr. Note, 8.375%, 6/1/2012	133,750
800,000	[1,2]	General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	804,000
1,175,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	1,239,625
1,875,000	[1,2]	Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014	1,898,438
1,000,000	[1,2]	Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012	1,062,500
900,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	984,375
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Retailers--continued
$2,175,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	$2,359,875
2,293,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	2,763,065
1,650,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	1,823,250
950,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	1,059,250
		TOTAL	16,600,628
		Services--1.3%
325,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	362,375
1,175,000	[1,2]	Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	1,242,562
350,000	[1,2,4]	Language Line, Inc., Sr. Disc. Note, 0/14.125%, 6/15/2013	183,750
350,000	[1,2]	Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012	355,250
1,125,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	1,130,625
1,775,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	2,059,000
		TOTAL	5,333,562
		Technology--3.7%
926,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	1,078,790
1,225,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	1,280,125
525,000	[1,2]	Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	553,875
1,300,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	1,361,750
925,000	[1,2]	Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	944,656
1,600,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	1,768,000
1,000,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	1,055,000
475,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	515,375
1,875,000	[1,2]	UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	2,053,125
875,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	907,812
725,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	773,938
2,250,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	2,626,875
		TOTAL	14,919,321
		Textile--1.0%
1,175,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	1,145,625
425,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	453,688
1,250,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	1,387,500
1,073,000		William Carter Co., Sr. Sub. Note, Series B, 10.875%, 8/15/2011	1,212,490
		TOTAL	4,199,303
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Tobacco--0.5%
$1,525,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	$1,620,313
475,000	[1,2]	Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012	479,750
		TOTAL	2,100,063
		Transportation--0.8%
1,100,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	885,500
4,950,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
675,000		Petro Stopping Centers, Sr. Secd. Note, 9.00%, 2/15/2012	705,375
1,600,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	1,786,000
3,125,000	[3]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	3,376,875
		Utility - Electric--4.1%
1,125,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	1,181,250
2,512,142		Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.05%, 12/15/2009	2,775,918
1,800,000		Calpine Canada Energy Finance Corp., Company Guarantee, 8.50%, 5/1/2008	1,156,500
1,400,000		Calpine Corp., Note, 8.50%, 2/15/2011	871,500
1,625,000		Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010	1,941,875
1,500,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	1,582,500
125,000	[1,2]	Nevada Power Co., 6.50%, 4/15/2012	125,625
1,650,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	1,856,250
1,850,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	2,162,188
1,075,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	1,182,500
1,325,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	1,470,750
		TOTAL	16,306,856
		Utility - Natural Gas--4.7%
450,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	508,500
1,325,000		El Paso Corp., 6.75%, 5/15/2009	1,275,313
975,000		El Paso Corp., Note, 6.95%, 12/15/2007	970,125
3,575,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	3,038,750
2,275,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	2,246,563
850,000		Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014	850,000
750,000	[1,2]	Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	796,875
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$800,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	$832,000
700,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	738,500
850,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	876,563
175,000		Transcontinental Gas Pipe Corp., Note, 7.00%, 8/15/2011	194,250
1,625,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,978,438
3,525,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	3,824,625
475,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	517,156
		TOTAL	18,647,658
		Wireless Communications--2.1%
2,200,000		American Cellular Corp., Sr. Note, Series B, 10.00%, 8/1/2011	1,798,500
300,000	[1,2]	Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	295,500
4,000,000		NEXTEL Communications, Inc., Sr. Note, 6.875%, 10/31/2013	4,060,000
273,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	318,045
1,375,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	1,323,438
375,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	386,250
400,000	[1,2]	US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	412,000
		TOTAL	8,593,733
		Wireline Communications--3.9%
975,000		AT&T Corp., Sr. Note, 8.75%, 11/15/2031	1,034,212
1,200,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	1,206,000
975,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	921,375
1,525,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	1,357,250
1,000,000		Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	1,085,000
1,000,000		Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	770,000
500,000		Qwest Capital Funding, Company Guarantee, 7.25%, 2/15/2011	430,000
4,325,000	[1,2]	Qwest Communications International, Inc., Note, 9.125%, 3/15/2012	4,660,188
3,625,000	[1,2]	Qwest Communications International, Inc., Sr. Sub. Note, 13.50%, 12/15/2010	4,232,188
		TOTAL	15,696,213
		TOTAL CORPORATE BONDS (IDENTIFIED COST $391,054,170)	390,877,889
Shares			Value in U.S. Dollars
		COMMON STOCKS & WARRANTS--0.3% [3]
		Chemicals--0.0%
395		General Chemical Industrial Products, Inc.	$73,475
228		General Chemical Industrial Products, Inc., Warrants	0
169		General Chemical Industrial Products, Inc., Warrants	0
		TOTAL	73,475
		Consumer Products--0.1%
1,003	[1]	Sleepmaster LLC	283,398
		Diversified Manufacturing--0.0%
11,296		Simonds Industries, Inc.	214,398
		Industrial - Other--0.1%
214,806	[1,2]	ACP Holdings Corp., Warrants	241,657
		Media - Cable--0.1%
5,008		NTL, Inc.	271,984
		Media - Non-Cable--0.0%
1,375		Advanstar, Inc., Warrants	28
2,200		XM Satellite Radio, Inc., Warrants	144,100
22,000		Ziff Davis Media, Inc., Warrants	11,000
		TOTAL	155,128
		Metals & Mining--0.0%
138,395		Royal Oak Mines, Inc.	415
		Other--0.0%
469	[1]	CVC Claims Litigation LLC	0
		Packaging--0.0%
1,000		Pliant Corp., Warrants	10
45,000		Russell Stanley Holdings, Inc.	0
		TOTAL	10
		Paper--0.0%
900	[1,2]	MDP Acquisitions PLC, Warrants	4,950
		Wireline Communications--0.0%
63,896		McLeodUSA, Inc., Warrants	6,709
16,733		Viatel Holding (Bermuda) Ltd.	11,713
		TOTAL	18,422
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $12,732,806)	1,263,837
Shares			Value in U.S. Dollars
		PREFERRED STOCKS--1.0%
		Media - Non-Cable--0.6%
28,600		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $2.16 Quarterly Dividend	$2,423,850
120		Ziff Davis Media, Inc., PIK Pfd., Series E-1	62,700
		TOTAL	2,486,550
		Retailers--0.4%
1,625	[1,2]	General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	1,726,563
		Wireline Communications--0.0%
28,835		McLeodUSA, Inc., Conv. Pfd., Series A	61,995
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $10,659,835)	4,275,108
		MUTUAL FUND--1.0%
4,179,331	[5]	Prime Value Obligations Fund, IS Shares (at net asset value)	4,179,331
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $418,626,142) [6]	400,596,165
		OTHER ASSETS AND LIABILITIES - NET--0.7%	2,628,072
		TOTAL NET ASSETS--100%	$403,224,237

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $87,389,808 which represents 21.7% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At August 31, 2004, these securities amounted to $87,106,410 which represents 21.6% of total net assets.

3 Non-income producing security.

4 Denotes a zero coupon bond with effective rate at time of purchase.

5 Affiliated company.

6 The cost of investments for federal tax purposes amounts to $419,221,163.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PCA	--Pollution Control Authority
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $4,179,331 of investments in affiliated issuers (Note 5) (identified cost $418,626,142)		$400,596,165
Cash		338,502
Income receivable		7,806,700
Receivable for investments sold		271,597
Receivable for shares sold		285,858
Receivable for foreign currency exchange contracts		14,413
TOTAL ASSETS		409,313,235
Liabilities:
Payable for investments purchased	$1,405,039
Payable for shares redeemed	3,649,371
Income distribution payable	737,587
Payable for shareholder services fee (Note 5)	68,552
Accrued expenses	228,449
TOTAL LIABILITIES		6,088,998
Net assets for 66,451,014 shares outstanding		$403,224,237
Net Assets Consist of:
Paid-in capital		$705,350,708
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(18,015,614)
Accumulated net realized loss on investments and foreign currency transactions		(280,617,880)
Distributions in excess of net investment income		(3,492,977)
TOTAL NET ASSETS		$403,224,237
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$403,224,237 ÷ 66,451,014 shares outstanding, no par value, unlimited shares authorized		$6.07

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2004 (unaudited)

Investment Income:
Interest			$18,461,853
Dividends (including $12,290 received from affiliated issuers) (Note 5)			242,204
TOTAL INCOME			18,704,057
Expenses:
Investment adviser fee (Note 5)		$1,666,420
Administrative personnel and services fee (Note 5)		177,870
Custodian fees		13,230
Transfer and dividend disbursing agent fees and expenses (Note 5)		146,816
Directors'/Trustees' fees		9,588
Auditing fees		11,888
Legal fees		2,551
Portfolio accounting fees		52,702
Shareholder services fee (Note 5)		555,473
Share registration costs		27,592
Printing and postage		33,289
Insurance premiums		11,979
Miscellaneous		3,370
TOTAL EXPENSES		2,712,768
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(441,875)
Waiver of administrative personnel and services fee	(8,562)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,331)
Waiver of shareholder services fee	(111,095)
TOTAL WAIVERS AND REIMBURSEMENT		(568,863)
Net expenses			2,143,905
Net investment income			16,560,152
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(4,291,139)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			4,188,623
Net realized and unrealized loss on investments and foreign currency transactions			(102,516)
Change in net assets resulting from operations			$16,457,636

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2004	Year Ended 2/29/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,560,152	$45,397,800
Net realized loss on investments and foreign currency transactions	(4,291,139)	(6,386,210)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	4,188,623	72,598,474
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,457,636	111,610,064
Distributions to Shareholders:
Distributions from net investment income	(17,685,868)	(48,222,764)
Share Transactions:
Proceeds from sale of shares	134,743,862	603,786,145
Net asset value of shares issued to shareholders in payment of distributions declared	13,022,329	34,523,710
Cost of shares redeemed	(240,626,723)	(724,222,498)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(92,860,532)	(85,912,643)
Change in net assets	(94,088,764)	(22,525,343)
Net Assets:
Beginning of period	497,313,001	519,838,344
End of period (including distributions in excess of net investment income of $(3,492,977) and $(2,367,261), respectively)	$403,224,237	$497,313,001

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e. the obligations are subject to the risk of default).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by and independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities and securities purchased under Rule 144A that have not been deemed liquid by the Trustees, held at August 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	11/22/1996--7/21/1997	$ 5,716,875
CVC Claims Litigations LLC	3/26/1997--8/19/1997	$ 4,646,903
Sleepmaster LLC	1/10/2001--2/20/2004	$ 727,552

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At August 31, 2004, the Fund had outstanding foreign currency exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
10/15/2004	1,000,000 EUR	$1,231,430	$1,217,017	$14,413

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2004	Year Ended 2/29/2004
Shares sold	22,202,122	104,444,327
Shares issued to shareholders in payment of distributions declared	2,165,106	5,899,198
Shares redeemed	(40,192,436)	(123,797,943)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(15,825,208)	(13,454,418)

4. FEDERAL TAX INFORMATION

At August 31, 2004, the cost of investments for federal tax purposes was $419,221,163. The net unrealized depreciation of investments for federal tax purposes was $18,624,998. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,923,011 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,548,009.

At February 29, 2004, the Fund had a capital loss carryforward of $269,939,546 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 9,874,031
2009	$35,176,615
2010	$92,960,310
2011	$94,995,842
2012	$36,932,748

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $12,290 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $91,218.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended August 31, 2004, were as follows:

Purchases	$109,691,911
Sales	$202,478,358

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact on these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Yield Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004